Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000008004
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Investor Shares
Trading Symbol	VDIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 46,354,000,000
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$46,354
Number of Portfolio Holdings	53
Portfolio Turnover Rate	20%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communication Services	2.6%
Consumer Discretionary	11.7%
Consumer Staples	10.0%
Financials	17.9%
Health Care	14.1%
Industrials	15.0%
Information Technology	19.8%
Materials	4.9%
Real Estate	0.8%
Other Assets and Liabilities—Net	3.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008005
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Investor Shares
Trading Symbol	VGENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[2]
AssetsNet	$ 5,920,000,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$5,920
Number of Portfolio Holdings	43
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asia	2.0%
Europe	34.6%
North America	61.9%
South America	0.9%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008006
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Admiral™ Shares
Trading Symbol	VGELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[3]
AssetsNet	$ 5,920,000,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$5,920
Number of Portfolio Holdings	43
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asia	2.0%
Europe	34.6%
North America	61.9%
South America	0.9%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008007
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Shares
Trading Symbol	VGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[4]
AssetsNet	$ 34,297,000,000
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$34,297
Number of Portfolio Holdings	96
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asia	7.2%
Europe	22.0%
North America	67.2%
Other Assets and Liabilities—Net	3.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008008
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Admiral™ Shares
Trading Symbol	VGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[5]
AssetsNet	$ 34,297,000,000
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$34,297
Number of Portfolio Holdings	96
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asia	7.2%
Europe	22.0%
North America	67.2%
Other Assets and Liabilities—Net	3.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000031350
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	ETF Shares
Trading Symbol	VIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[6]
AssetsNet	$ 109,579,000,000
Holdings Count | Holding	342
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$109,579
Number of Portfolio Holdings	342
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communication Services	0.6%
Consumer Discretionary	5.3%
Consumer Staples	10.1%
Energy	2.8%
Financials	22.5%
Health Care	14.5%
Industrials	11.6%
Information Technology	26.5%
Materials	3.2%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000135474
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VDADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[7]
AssetsNet	$ 109,579,000,000
Holdings Count | Holding	342
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$109,579
Number of Portfolio Holdings	342
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communication Services	0.6%
Consumer Discretionary	5.3%
Consumer Staples	10.1%
Energy	2.8%
Financials	22.5%
Health Care	14.5%
Industrials	11.6%
Information Technology	26.5%
Materials	3.2%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.